COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum Lease Payments
2014	98
2015	97
2016	92
2017	86
2018	82
2019 and thereafter	325
Total	780
Amounts Recoverable under Sub-leases
2014	(8)
2015	(7)
2016	(5)
2017	(5)
2018	(3)
2019 and thereafter	0
Total	28
Net Payments
2014	90
2015	90
2016	87
2017	81
2018	79
2019 and thereafter	325
Total	752
Rent Expense
Operating leases optional renewable terms, low end of range	P1Y
Operating leases optional renewable terms, high end of range	P10Y
Net rental expense on operating leases	98	84	79